CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 89,002	$ 79,231
Accounts receivable, net	6,809	6,948
Inventory, net	17,307	11,183
Other current assets	9,225	3,816
Total current assets	122,343	101,178
Property and equipment, net	1,218	1,504
Capitalized software, net	4,973	5,073
Operating lease right-of-use assets	1,877	2,052
Deferred tax asset	24,884	1,838
Total assets	155,295	111,645
Current liabilities:
Accounts payable	4,155	4,112
Accrued expenses	8,497	6,274
Term loan, current	6,250	6,250
Deferred revenue, current	3,002	1,965
Operating lease liabilities, current	311	165
Total current liabilities	22,215	18,766
Term loan, net of current portion	106,630	112,086
Deferred revenue, net of current portion	1,322	926
Operating lease liabilities, net of current portion	1,680	1,927
TRA liability	18,894
Warrant liability		4,104
Earnout liability	41,100	32,110
Total liabilities	191,841	169,919
Commitments and contingencies (See Note 18)
Stockholders' Deficit
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares issued or outstanding as of December 31, 2023 and December 31, 2022
Additional paid-in capital	0	0
Accumulated deficit	(29,391)	(44,460)
Accumulated other comprehensive loss	(12)	(5)
biote Corp.'s stockholders' deficit	(29,397)	(44,459)
Noncontrolling interest	(7,149)	(13,815)
Total stockholders' deficit	(36,546)	(58,274)
Total liabilities and stockholders' deficit	155,295	111,645
Class A Common Stock
Stockholders' Deficit
Common stock value	3	1
Class V Common Stock
Stockholders' Deficit
Common stock value	$ 3	$ 5